Leases (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Lessee Disclosure [Abstract]
Operating lease, expense	$ 13,911	$ 1,176	$ 22,335	$ 82,830
Operating lease, payments	$ 13,911	$ 0
Weighted average term	10 months 24 days
Discount rate	12.00%